Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Fair Value Of Derivative Financial Instruments [Abstract]
Summary of Characteristics and Fair Value of Derivative Instruments

The main characteristics and the fair value of these derivatives as of December 31, 2018, 2019 and 2020 are as follows:

	Notional amount (millions)		Hedge start date	Rate	Floor	CAP 1	CAP 2	Due date	Fair value as of December 31, 2018
HSBC	USD	$95.5	March 2016	Libor 30	0.42%	1.75%	2.75%	January 2021	Ps.	25,572
HSBC	USD	$95.5	March 2016	Libor 30	0.42%	1.75%	2.75%	February 2021		26,369
Scotiabank	Ps.	2,200.0	April 2016	TIIE 28	4.05%	5.75%	6.75%	February 2021		24,257
HSBC	Ps.	1,500.0	May 2017	7.21%	—	—	—	March 2022		60,259
Total									Ps.	136,457
	Notional amount (millions)		Hedge start date	Rate	Floor	CAP 1	CAP 2	Due date	Fair value as of December 31, 2018
HSBC	USD	$95.5	March 2016	Libor 30	0.42%	1.75%	2.75%	January 2021	Ps.	667
HSBC	USD	$95.5	March 2016	Libor 30	0.42%	1.75%	2.75%	February 2021		619
Scotiabank	Ps.	$2,200.0	April 2016	TIIE 28	4.05%	5.75%	6.75%	February 2020		3,400
Total									Ps.	4,686

HSBC	Ps.	1,500.0	May 2017	7.21%	0.00%	0.00%	0.00%	March 2022	Ps.	(17,998)
Scotiabank	Ps.	2,300.0	February 2019	8.0315%	0.00%	0.00%	0.00%	November 2022		(86,998)
Scotiabank	Ps.	3,000.0	February 2019	8.03%	—	—	—	March 2024		(160,983)
Total									Ps.	(265,979)

	Notional amount (millions)		Hedge start date	Rate	Floor	CAP 1	CAP 2	Due date	Fair value as of December 31, 2020
HSBC	USD	$95.5	March 2016	Libor 30	0.42%	1.75%	2.75%	January 2021	Ps.	(476)
HSBC	USD	$95.5	March 2016	Libor 30	0.42%	1.75%	2.75%	February 2021		(857)
HSBC	Ps.	1,500.0	May 2017	7.21%	—	—	—	March 2022		(57,090)
Derivatives designated as hedge financial instruments
Scotiabank	Ps.	2,300.0	February 2019	8.0315%	—	—	—	November 2022	Ps.	154,741
Scotiabank	Ps.	3,000.0	February 2019	8.03%	—	—	—	March 2024		(335,752)
Scotiabank	Ps.	3,000.0	March 2020	6.332	—	—	—	February 2025		(201,788)
Total									Ps.	750,704